Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Basis of preparation

Basis of preparation

The Consolidated Financial Statements of IHG have been prepared on a going concern basis and under the historical cost convention, except for assets classified as fair value through other comprehensive income (FVOCI) and liabilities and derivatives measured at fair value through profit or loss. The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the IASB and in accordance with IFRS as adopted by the European Union (EU) and as applied in accordance with the provisions of the Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.

The impact of adopting new accounting standards	The impact of adopting new accounting standards is disclosed on pages 109 to 114.
Presentational currency

Presentational currency

The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.

In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the rates of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.

The functional currency of the Parent Company is sterling since this is a non-trading holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and inter-company balances.

Basis of consolidation

Basis of consolidation

The Consolidated Financial Statements comprise the Financial Statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

•	Power over an investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.

All intra-group balances and transactions are eliminated on consolidation.

The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.

Foreign currencies

Foreign currencies

Transactions in foreign currencies are translated to functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the relevant rates of exchange ruling on the last day of the period. Foreign exchange differences arising on translation are recognised in the income statement except on foreign currency borrowings that provide a hedge against a net investment in a foreign operation. These are taken directly to the currency translation reserve until the disposal of the net investment, at which time they are recycled against the gain or loss on disposal.

The assets and liabilities of foreign operations, including goodwill, are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken directly to the currency translation reserve. On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less depreciation and any impairment.

Repairs and maintenance costs are expensed as incurred.

Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

•	Buildings – lesser of 50 years and unexpired term of lease; and

•	Fixtures, fittings and equipment – three to 25 years.

All depreciation is charged on a straight-line basis. Residual value is re-assessed annually.

Property, plant and equipment are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. Assets that do not generate independent cash flows are combined into cash-generating units. If carrying values exceed their estimated recoverable amount, the assets or cash-generating units are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses, and any subsequent reversals, are recognised in the income statement.

On adoption of IFRS, the Group retained previous revaluations of property, plant and equipment which are included at deemed cost as permitted by IFRS 1 ‘First-time Adoption of International Financial Reporting Standards’.

Business combinations and goodwill

Business combinations and goodwill

On the acquisition of a business, identifiable assets and liabilities acquired are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities. The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page 106 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.

The cost of an acquisition is measured as the aggregate of the fair value of the consideration transferred. Contingent and deferred consideration is remeasured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.

Goodwill is tested for impairment at least annually by comparing carrying values of cash-generating units with their recoverable amounts. Impairment losses relating to goodwill cannot be subsequently reversed.

Transaction costs are expensed and are not included in the cost of acquisition.

Intangible assets

Intangible assets

Brands

Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Brands are amortised over their estimated useful lives (and tested for impairment if there are indicators of impairment) or tested for impairment at least annually if determined to have indefinite lives.

The costs of developing internally generated brands are expensed as incurred.

Management contracts

Management contracts acquired as part of a business combination are initially recorded at the fair value attributed to those contracts on acquisition.

The value of management contracts is amortised on a straight-line basis over the life of the contract including any extension periods at IHG’s option, up to a maximum of 50 years.

Software

Acquired and internally developed software are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. Costs are generally amortised over estimated useful lives of three to five years on a straight-line basis.

Internally generated development costs are expensed unless forecast revenues exceed attributable forecast development costs, in which case they are capitalised and amortised over the estimated useful life of the asset.

Associates and joint ventures

Associates and joint ventures

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies.

A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses and other movements in the investee’s reserves. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.

If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.

Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the income statement.

Financial assets

Financial assets

Policy from 1 January 2018

On initial recognition, the Group classifies its financial assets as being subsequently measured at amortised cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss.

Financial assets which are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal outstanding are subsequently measured at amortised cost. Interest on these assets is calculated using the effective interest rate method and is recognised in the income statement as interest income. The Group recognises a provision for expected credit losses for all debt instruments held at amortised cost. Where there has not been a significant increase in credit risk since initial recognition, provision is made for defaults that are possible within the next 12-months. Where there has been a significant increase in credit risk since initial recognition, provision is made for credit losses expected over the remaining life of the asset.

The Group has elected to irrevocably designate equity investments as FVOCI when they meet the definition of equity under IAS 32 ‘Financial Instruments: Presentation’ and are not held for trading. Changes in the value of equity investments classified as FVOCI are recorded directly in equity within the fair value reserve and are never recycled to the income statement. Dividends from equity investments classified as FVOCI are recognised in the income statement as other operating income and expenses. Equity instruments classified as FVOCI are not subject to impairment assessment.

The Group does not currently hold any financial assets, other than derivatives, which are measured at fair value through profit or loss.

Policy prior to 1 January 2018

Management determines the classification of financial assets on initial recognition and they are subsequently held at amortised cost (loans and receivables) or fair value (available-for-sale equity investments). Interest on loans and receivables is calculated using the effective interest rate method and is recognised in the income statement as interest income. Changes in fair values of equity investments are recorded directly in equity within the fair value reserve. On disposal, the accumulated fair value adjustments recognised in equity are recycled to the income statement. Dividends from equity investments are recognised in the income statement as other operating income and expenses.

Financial assets are assessed for impairment at each period-end date. In the case of an equity investment measured at fair value, a significant or prolonged decline in fair value below cost is evidence that the asset is impaired. If an available-for-sale equity investment is impaired, the difference between original cost and fair value is transferred from equity to the income statement to the extent of any cumulative loss recorded in equity, with any excess charged directly to the income statement. Subsequent impairment reversals relating to previously impaired equity instruments are recorded in equity.

Trade receivables

Trade receivables

Policy from 1 January 2018

Trade receivables are recorded at their original amount less provision for expected credit losses. The Group has elected to apply the simplified version of the expected credit loss model permitted by IFRS 9 in respect of trade receivables, which involves assessing lifetime expected credit losses on all balances. The Group has established a provision matrix that is based on its historical credit loss experience by region and may be adjusted for specific forward-looking factors. The carrying amount of the receivable is reduced through the use of a provision account and movements in the provision are recognised in the income statement within cost of sales.

When a previously provided trade receivable is uncollectable, it is written off against the provision. Balances which are more than 180 days past due are considered to be in default and are written off the ledgers but continue to be actively pursued. Adjustments to this policy may be made in specific circumstances.

At each reporting date, the Group assesses whether trade receivables are credit-impaired, for example if the customer is in significant financial difficulty.

Policy prior to 1 January 2018

Trade receivables are recorded at their original amount less provision for impairment. It is the Group’s policy to provide for 100% of the previous month’s aged receivables balances which are more than 180 days past due. Adjustments to the policy may be made due to specific or exceptional circumstances. The carrying amount of the receivable is reduced through the use of a provision account and movements in the provision are recognised in the income statement within cost of sales. When a previously provided trade receivable is uncollectable, it is written off against the provision.

Cash and cash equivalents

Cash and cash equivalents

Cash comprises cash in hand and demand deposits.

Cash equivalents are short-term highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.

In the statement of cash flows, cash and cash equivalents are shown net of short-term overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

Assets held for sale

Assets held for sale

Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than continuing use and a sale is highly probable and expected to complete within one year. For a sale to be highly probable, management need to be committed to a plan to sell the asset and the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.

Assets designated as held for sale are held at the lower of carrying amount at designation and fair value less costs to sell.

Depreciation is not charged against property, plant and equipment classified as held for sale.

Offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business, the event of default and the event of insolvency or bankruptcy of the Group and all of the counterparties.

Bank and other borrowings

Bank and other borrowings

Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost. Finance charges, including the transaction costs and any discount or premium on issue, are recognised in the income statement using the effective interest rate method.

Borrowings are classified as non-current when the repayment date is more than 12 months from the period-end date or where they are drawn on a facility with more than 12 months to expiry.

Derivative financial instruments and hedging

Derivative financial instruments and hedging

Derivatives are initially recognised and subsequently re-measured at fair value. The method of recognising the re-measurement depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately in the income statement.

Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.

Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.

Self insurance

Self insurance

Liabilities in respect of self insured risks include projected settlements for known and incurred but not reported claims. Projected settlements are estimated based on historical trends and actuarial data.

Provisions

Provisions

Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a currentpre-tax discount rate that reflects the risks specific to the liability.

An onerous contract provision is recognised when the unavoidable costs of meeting the obligations under a contract exceed the economic benefits expected to be received under it.

In respect of litigation, provision is made when management consider it probable that payment may occur even though the defence of the related claim may still be ongoing through the court process.

Taxes

Taxes

Current tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities, including interest. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

Deferred tax

Deferred tax

Deferred tax assets and liabilities are recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities including on fixed assets, software, application fees, contract costs, unrelieved tax losses, unremitted profits from subsidiaries, gains rolled over into replacement assets, and other short-term temporary differences.

Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are therefore recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits (including the future release of deferred tax liabilities) in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future taxable profits are considered by assessing the Group’s forecast revenue and profit models, taking into account future growth predictions and operating cost assumptions. Accordingly, changes in assumptions to the Group’s forecasts may have an impact on the amount of future taxable profits and therefore the period over which any deferred tax assets might be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period.

Where deferred tax assets and liabilities arise in the same entity or group of entities and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset on the Group statement of financial position. Similarly, if there is no legal right to offset assets against liabilities, the assets and liabilities are not offset.

Retirement benefits

Retirement benefits

Defined contribution plans

Payments to defined contribution schemes are charged to the income statement as they fall due.

Defined benefit plans

Plan assets are measured at fair value and plan liabilities are measured on an actuarial basis using the projected unit credit method, discounted at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The difference between the value of plan assets and liabilities at the period-end date is the amount of surplus or deficit recorded in the statement of financial position as an asset or liability. An asset is recognised when the employer has an unconditional right to use the surplus at some point during the life of the plan or on its wind-up.

The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the income statement within ‘administrative expenses’. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability, after any asset restriction. Past service costs and gains, which are the change in the present value of the defined benefit obligation for employee service in prior periods resulting from plan amendments, are recognised immediately the plan amendment occurs. Settlement gains and losses, being the difference between the settlement cost and the present value of the defined benefit obligations being settled, are recognised when the settlement occurs.

Re-measurements comprise actuarial gains and losses, the return on plan assets (excluding amounts included in net interest) and changes in the amount of any asset restrictions. Actuarial gains and losses may result from: differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities. Re-measurement gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.

Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.

Revenue recognition

Revenue recognition

Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.

Fee business revenue

Under franchise agreements, the Group’s performance obligation is to provide a licence to use IHG’s trademarks and other intellectual property. Franchise royalty fees are typically charged as a percentage of hotel gross rooms revenues and are treated as variable consideration, recognised as the underlying hotel revenues occur.

Under management agreements, the Group’s performance obligation is to provide hotel management services and a licence to use IHG’s trademarks and other intellectual property. Base and incentive management fees are typically charged. Base management fees are typically a percentage of total hotel revenues and incentive management fees are generally based on the hotel’s profitability or cash flows. Both are treated as variable consideration. Like franchise fees, base management fees are recognised as the underlying hotel revenues occur. Incentive management fees are recognised over time when it is considered highly probable that the related performance criteria will be met, provided there is no expectation of a subsequent reversal of the revenue.

Application and re-licensing fees are not considered to be distinct from the franchise performance obligation and are recognised over the life of the related contract.

Contract assets

Amounts paid to hotel owners to secure management contracts and franchise agreements (‘key money’) are treated as consideration payable to a customer. A contract asset is initially recorded which is recognised as a deduction to revenue over the initial term of the contract.

Revenue from owned and leased hotels

At its owned, leased and managed lease hotels, the Group’s performance obligation is to provide accommodation and other goods and services to guests. Revenue includes rooms revenue and food and beverage sales, which is recognised when the rooms are occupied and food and beverages are sold.

Cost reimbursements

In a managed property, the Group acts as employer of the general manager and other employees at the hotel and is entitled to reimbursement of these costs. The performance obligation is satisfied over time as the employees perform their duties, consistent with when reimbursement is received. Reimbursements for these services are shown as revenue with an equal matching employee cost, with no profit impact. Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and, where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis.

System Fund revenue

The Group operates a System Fund (the Fund) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation Systems and hotel loyalty programme. The Fund also receives proceeds from the sale of loyalty points under third-party co-branding arrangements. The Fund is not managed to generate a profit or loss for IHG, but is managed for the benefit of hotels in the IHG System with the objective of driving revenues for the hotels.

Under both franchise and management agreements, the Group is required to provide marketing and reservations services, as well as other centrally managed programmes. These services are provided by the Fund and are funded by assessment fees. Costs are incurred and allocated to the Fund in accordance with the principles agreed with the IHG Owners Association. The Group acts as principal in the provision of the services as the related expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group. The assessment fees from hotel owners are generally levied as a percentage of hotel revenues and are recognised as those hotel revenues occur.

Certain travel agency commission revenues within the Fund are recognised on a net basis, where it has been determined that IHG is acting as agent.

In respect of the loyalty programme (IHG Rewards Club), the related performance obligation is to arrange for the provision of future benefits to members on consumption of previously earned reward points. Members have a choice of benefits: reward nights at an IHG hotel or other goods or services provided by third parties. Under its franchise and management contracts, IHG receives assessment fees based on total qualifying hotel revenue from IHG Rewards Club members’ hotel stays.

The Group’s performance obligation is not satisfied in full until the member has consumed the points at a participating hotel or selected a reward from a third-party. Accordingly, loyalty assessments are deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. The amount of revenue ultimately recognised is impacted by a “breakage” estimate of the number of points that will never be consumed. On an annual basis, the Group engages an external actuary who uses statistical formulae to assist in formulating this estimate.

As materially all of the points will be either consumed at IHG managed or franchised hotels owned by third parties, or exchanged for awards provided by third parties, IHG is deemed to be acting as agent on consumption and therefore recognises the related revenue net of the cost of reimbursing the hotel or third-party that is providing the benefit.

Performance obligations under the Group’s co-branding arrangements comprise:

•	arranging for the provision of future benefits to members who have earned points or free night certificates;

•	marketing services; and

•	providing the co-brand partner with the right to access the loyalty programme.

Fees from these agreements comprise fixed amounts normally payable at the beginning of the contract, and variable amounts paid on a monthly basis. Variable amounts are typically based on the number of points and free night certificates issued to members and the marketing services performed by the Group. Total fees are allocated to the performance obligations based on their estimated stand-alone selling prices. Revenue allocated to marketing and licensing obligations is recognised on a monthly basis as the obligation is satisfied. Revenue relating to points and free night certificates is recognised when the member has consumed the points or certificates at a participating hotel or has selected a reward from a third party, net of the cost of reimbursing the hotel or third-party that is providing the benefit.

Judgement is required in estimating the stand-alone selling prices which are based upon generally accepted valuation methodologies regarding the value of the licence provided, and the number of points and certificates expected to be issued. However the value of revenue recognised and the deferred revenue balance at the end of the year is not materially sensitive to changes in these assumptions.

Contract costs

Contract costs

Certain costs incurred to secure management and franchise contract, typically developer commissions, are capitalised and amortised over the initial term of the related contract. These costs are presented as ‘Contract costs’ in the Group statement of financial position.

Contract assets and contract costs are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

Share-based payments

Share-based payments

The cost of equity-settled transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).

The income statement charge for a period represents the movement in cumulative expense recognised at the beginning and end of that period. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Leases

Leases

Operating lease rentals are charged to the income statement on a straight-line basis over the term of the lease.

Assets held under finance leases, which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalised at the inception of the lease, with a corresponding liability being recognised for the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Lease payments are apportioned between the reduction of the lease liability and finance charges in the income statement so as to achieve a constant rate of interest on the remaining balance of the liability. Assets held under finance leases are depreciated over the shorter of the estimated useful life of the asset and the lease term.

Disposal of non-current assets

Disposal of non-current assets

The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

•	Has a continuing managerial involvement to the degree associated with asset ownership;

•	Has transferred the significant risks and rewards associated with asset ownership; and

•	Can reliably measure and will actually receive the proceeds.

Fair value measurement

Fair value measurement

The Group measures financial liabilities at fair value through profit or loss, financial assets measured at FVOCI, and derivatives at fair value on a recurring basis and other assets when impaired by reference to fair value less costs of disposal. Additionally, the fair value of other financial assets and liabilities requires disclosure.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.

The fair value of a non-financial asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.

The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities measured at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Further disclosures on the particular valuation techniques used by the Group are provided in note 23.

Where significant assets (such as property) are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.

Exceptional items

Exceptional items

The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance of the Group and provides consistency with the Group’s internal management reporting. Exceptional items are identified by virtue of either their size or nature so as to facilitate comparison with prior periods and to assess underlying trends in the financial performance of the Group and its regional operating segments. Exceptional items can include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals and restructuring costs.

Critical accounting policies and the use of judgements, estimates and assumptions

Critical accounting policies and the use of judgements, estimates and assumptions

In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Financial Statements, and the reported amounts of revenues and expenses during the reporting period. Management consider that critical estimates and assumptions are used in impairment testing and for measuring the loyalty programme liability, as discussed in further detail below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances. Actual results could differ under different policies, judgements, estimates and assumptions or due to unforeseen circumstances.

Loyalty programme – the hotel loyalty programme, IHG Rewards Club, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and consume points at a later date for free accommodation or other benefits. The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be consumed ‘breakage’.

Following the introduction of a points expiration policy in 2015, breakage has become more judgemental due to there being limited historical data on the impact of such a change. Actuarial gains and losses would correspondingly adjust the amount of System Fund revenue recognised and deferred revenue in the Group statement of financial position.

At 31 December 2018, deferred revenue relating to the loyalty programme was $1,181m (2017: $1,057m). Based on the conditions existing at the balance sheet date, a one percentage point decrease in the breakage estimate relating to outstanding points would increase this liability by approximately $14m.

Impairment testing – intangible assets with definite useful lives, property, plant and equipment, contract assets and contract costs are tested for impairment when events or circumstances indicate that their carrying value may not be recoverable. Goodwill and intangible assets with indefinite useful lives are subject to an impairment test on an annual basis or more frequently if there are indicators of impairment. Assets that do not generate independent cash flows are combined into cash-generating units. Associates and joint ventures are tested for impairment when there is objective evidence that they might be impaired.

The impairment testing of individual assets or cash-generating units requires an assessment of the recoverable amount of the asset or cash-generating unit. If the carrying value of the asset or cash-generating unit exceeds its estimated recoverable amount, the asset or cash-generating unit is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax discount rate that is based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the cash-generating unit or asset being tested. The outcome of such an assessment is subjective, and the result sensitive to the assumed future cash flows to be generated by the cash-generating units or assets and discount rates applied in calculating the value in use.

At 31 December 2018, the Group had goodwill of $313m (2017: $237m) and brands of $250m (2017: $193m), both of which are subject to annual impairment testing. Information on the impairment tests performed is included in note 13.

At 31 December 2018, the Group also had property, plant and equipment, intangible assets (excluding goodwill and brands) and investments in associates and joint ventures with a net book value of $447m, $580m and $104m (2017: $425m, $537m and $141m) respectively. No impairment was recognised during the year. In respect of those assets requiring an impairment test and depending on how recoverable amount was assessed, a 10% reduction in fair value or estimated future cash flows would have resulted in an impairment charge of $10m.

Net investment hedges [member]
Statement [LineItems]
Financial instruments classified as hedges

Net investment hedges

Financial instruments are classified as net investment hedges when they hedge the Group’s net investment in foreign operations.

Changes in the fair value are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until a foreign operation is sold, at which point they are reclassified to the income statement.

Cash flow hedges [member]
Statement [LineItems]
Financial instruments classified as hedges

Cash flow hedges

Financial instruments are classified as cash flow hedges when hedging exposure to variability in cash flows that are attributable to either a highly probably forecast transaction or a particular risk associated with a recognised asset or liability.

Changes in the fair value are recorded in other comprehensive income and the cash flow hedging reserve to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the income statement.

IFRS 16 [member]
Statement [LineItems]
Adoption of new accounting standards and other presentational changes

IFRS 16 ‘Leases’

The Group will adopt IFRS 16 ‘Leases’ with effect from 1 January 2019. IFRS 16 eliminates the classification of leases as either operating or finance leases and introduces a single accounting model which is similar to the current accounting model for finance leases under IAS 17.

Lessees will be required to recognise on the balance sheet ‘right-of-use’ assets which represent the right to use underlying assets during the lease term and a lease liability representing the minimum lease payment for all leases. Depreciation of ‘right-of-use’ assets and interest on lease liabilities will be charged to the income statement, replacing the corresponding operating lease rentals.

Management’s assessment of the impact of IFRS 16 is substantially complete; 90% of the Group’s lease liability relates to nine leases; 62% relating to hotels and 28% relating to offices.

The Group will take the elections available under IFRS 16 not to apply the lease accounting model to intangible assets, leases which are considered low value or which have a term of less than 12 months. The Group will apply the full retrospective method of application.

In respect of accounting for variable leases with guaranteed amounts, the guaranteed amount has been judged to be ‘in-substance fixed‘ and will be included in the lease liability under IFRS 16.

If the results for the year ended 31 December 2018 had been reported under IFRS 16, the estimated impacts would have been as follows:

$m
Cost of sales	18
Administrative expenses	33
Depreciation and amortisation	(34)
Interest expense	(19)
Tax	1

Total profit impact	(1)

Leased assets	323
Deferred tax assets	3
Other assets	(2)
Lease liabilities	(431)
Deferred tax liabilities	7
Other liabilities	31

Net assets impact	(69)

IFRS 15 [member]
Statement [LineItems]
Adoption of new accounting standards and other presentational changes

New accounting standards and presentational changes

IFRS 15

With effect from 1 January 2018, the Group has adopted IFRS 15 ‘Revenue from Contracts with Customers’ which introduces a new five-step approach to measuring and recognising revenue from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The Group has elected to apply the full retrospective method in adopting IFRS 15 and has applied the following practical expedient.

•	The transaction price at the date of contract completion was used for contracts that had variable consideration on and were completed before 1 January 2018;

•	For contracts modified before 1 January 2016, the aggregate effect of all modifications has been reflected when (i) identifying satisfied and unsatisfied performance obligations, (ii) determining the transaction price and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations.

Prior to adoption of IFRS 15, the Group’s revenue was primarily comprised of fee-based revenue from franchise and management contracts, and hotel revenue in owned, leased and managed lease properties. The recognition of these revenue streams is largely unchanged by IFRS 15 (see accounting policy on page 106).

The key changes resulting from the adoption of IFRS 15 are as follows:

Managed and franchised hotel cost reimbursements

Under IFRS 15, the provision of employees to managed hotels is not considered to be a service that is distinct from the general hotel management service. Reimbursements for the cost of IHG employees working in managed hotels are therefore shown as revenue with an equal matching cost, with no profit impact. Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis under IFRS 15 in the lines ‘Reimbursement of costs’ and ‘Reimbursed costs’. Under previous accounting policies, no revenue or matching cost was recognised. This change increased 2017 revenue and expense by $1,103m, with no profit impact.

Initial application and re-licensing fees

Under previous accounting, application and re-licensing fees were recognised as revenue when billed as the monies received are not refundable and IHG has no further obligations to satisfy. Under IFRS 15, there is a requirement to consider whether the payment of these fees transfers a distinct good or service to the customer that is separate from the promise to provide franchise services. As this is not the case, IFRS 15 requires initial application and re-licensing fees to be recognised as services are provided, over the life of the related contract. The spreading of these fees results in an initial reduction to revenue and operating profit, and the recognition of deferred revenue on the statement of financial position, reflecting the profile of increased amounts received in recent years. This change reduced 2017 revenue from fee business by $14m and increased 2017 deferred revenue by $163m, comprising $24m current and $139m non-current. There was also a $40m decrease in deferred tax liabilities related to this adjustment.

Contract costs

Contract costs related to securing management and franchise contracts were previously charged to the income statement as incurred. Under IFRS 15, certain costs qualify to be capitalised as the cost of obtaining a contract and are amortised over the initial term of the related contract. This change increased 2017 operating profit by $5m and the capitalisation of contract costs on the statement of financial position at 31 December 2017 by $58m, comprising $7m current and $51m non-current. There was also a $15m increase in deferred tax liabilities related to this adjustment.

Amortisation of amounts paid to hotel owners to secure management contracts and franchise agreements (‘key money’)

Under previous accounting, key money payments were capitalised as intangible assets and amortised over the life of the related contracts. Under IFRS 15, these payments are treated as ‘consideration payable to a customer’ and therefore recorded as a contract asset and recognised as a deduction to revenue over the contract term. This change results in a reduction to revenue and depreciation and amortisation for the year ended 31 December 2017 of $17m, with no change to operating profit, and the reclassification of key money on the statement of financial position from intangible assets to contract assets at 31 December 2017 of $257m, of which $17m was classified as current and $240m was classified as non-current.

In the Group statement of cash flows, these contract acquisition costs are reclassified from investing activities to cash flow from operations.

Owned hotel disposals subject to a management contract

Under previous accounting, when hotels were sold and the Group retained management of the hotel, the consideration recognised included both the cash received and the fair value of the management contract which was capitalised as an intangible asset and subsequently amortised to the income statement. This accounting was governed by the ‘exchange of assets’ criteria included in IAS 16 ‘Property, Plant and Equipment’ and IAS 38 ‘Intangible Assets’. IFRS 15 specifically includes property sales in its scope and results in the sales consideration being recorded at the fair value of the encumbered hotel, which generally will be equivalent to the cash received. This change resulted in the derecognition of historic intangible asset balances at 31 December 2017 of $243m and a lower amortisation charge in the income statement for the year ended 31 December 2017 of $8m. This change also resulted in an increase in deferred tax assets and reduction in deferred tax liabilities of $19m and $32m respectively at 31 December 2017.

Other adjustments

Other adjustments, which are immaterial, include re-assessments of IHG’s role as principal in other revenue transactions and the treatment of payments under performance guarantees as a reduction to the transaction price within management contracts.

System Fund adjustments

The Group operates a System Fund (the Fund) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation Systems and hotel loyalty programme. The Fund also receives proceeds from the sale of loyalty points under third-party co-branding arrangements. The Fund is not managed to generate a profit or loss for IHG, but is managed for the benefit of hotels in the System with the objective of driving revenues for the hotels. Consequently, under previous accounting these revenues and expenses were not recorded in the Group income statement.

Under IFRS 15, an entity is regarded as a principal if it controls a service prior to transfer to the customer. As marketing and reservations expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group, management has determined that the Group controls these services. Fund revenues and expenses are therefore recognised on a gross basis in the Group income statement. Assessment fees from hotel owners are generally levied as a percentage of hotel revenues and are recognised as those hotel revenues occur.

In respect of the loyalty programme (IHG Rewards Club), the Group has determined that the related performance obligation is not satisfied in full until the member has consumed the points at a participating hotel. Accordingly, revenue related to loyalty points earned by members or sold under co-branding arrangements is deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. As materially all of the points will be consumed at IHG managed or franchised hotels owned by third parties, IHG is deemed to be acting as agent on redemption and therefore recognises the related revenue net of the cost of reimbursing the hotel that is providing the hotel stay. The deferred revenue balance under IFRS 15 (31 December 2017: $1,057m) is higher than the points redemption cost liability that was recognised under previous accounting (31 December 2017: $760m) resulting in an increase in the Group’s net liabilities.

Management has also determined that in addition to the performance obligation for the redemption of points, co-branding arrangements contain other performance obligations including marketing services and the right to access the loyalty programme. Revenue attributable to the stand-alone selling price of these additional services is recognised as the Group performs its obligations over the term of the co-branding arrangement.

Certain travel agency commission revenues within the Fund will be recognised on a net basis, where it has been determined that IHG acts as agent under IFRS 15.

Under previous accounting, any short-term timing surplus or deficit in the Fund was carried in the Group statement of financial position within working capital. Under IFRS 15, the in-year Fund surplus or deficit is recognised in the Group income statement. Both the previous accounting treatment and the change on applying IFRS 15, (and the equivalent US GAAP standard), are consistent with other companies in the hotel industry. The Fund surplus of $158m at 31 December 2017 was derecognised resulting in a reduction in the Group’s net liabilities.

IHG also records an interest charge on the accumulated balance of cash in advance of the consumption of IHG Rewards Club points. In 2017 these interest payments totalled $7m, and were recognised as interest income for the Fund and interest expense for IHG. The System Fund also benefits from the capitalisation of interest related to the development of the next-generation Guest Reservation System, which totalled $6m in 2017. As the Fund is now included on the Group income statement, these amounts are included in the reported net Group financial expenses.

The System Fund accounting changes result in an increase in recorded revenue and expenses for the year ended 31 December 2017 of $1,217m and $1,251m respectively. However, since the Group has an agreement with the IHG Owners Association that the Fund is not managed to a gain or loss for IHG, any in-year profit or loss resulting from Fund activity is excluded from the calculation of underlying operating profit and adjusted earnings per share as the agreement is to spend these funds for the benefit of hotels in the System.

Opening total equity at 1 January 2016 decreases from $319m to $(118)m (see page 100).

The impact of adopting IFRS 15 and other presentational changes (see note 3) on previously reported line items in the Group financial statements is set out on the following pages.

Impact of IFRS 15 and other presentational changes on the Group income statement

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 – Core IHG $m	IFRS 15 – System Fund $m	Other changes (page 114) $m	As restated $m
Revenue from fee business	1,600	(33)	—	(188)	1,379
Revenue from owned, leased and managed lease hotels	184	4	—	163	351
System Fund revenues	—	—	1,217	25	1,242
Reimbursement of costs	—	1,103	—	—	1,103

Total revenue	1,784	1,074	1,217	—	4,075

Cost of sales	(608)	12	—	25	(571)
System Fund expenses	—	—	(1,251)	(25)	(1,276)
Reimbursed costs	—	(1,103)	—	—	(1,103)
Administrative expenses	(328)	(9)	—	—	(337)
Share of gains/(losses) of associates and joint ventures	3	—	—	—	3
Other operating income	11	—	—	—	11
Depreciation and amortisation	(103)	25	—	—	(78)
Operating profit before exceptional items	759	(1)	(34)	—	724
Impairment charges	(18)	—	—	—	(18)
Other exceptional items	22	—	—	—	22

Operating profit	763	(1)	(34)	—	728

Financial income	4	—	—	—	4
Financial expenses	(89)	—	13	—	(76)
Tax	(85)	(28)	(2)	—	(115)

Profit after tax	593	(29)	(23)	—	541

Impact of IFRS 15 on the Group statement of comprehensive income

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Profit for the year	593	(52)	541
Exchange losses on retranslation of foreign operations, net of related tax credit of $1m	(77)	(11)	(88)
Other items	(47)	—	(47)

Total comprehensive income for the year	469	(63)	406

Impact of IFRS 15 on the Group statement of financial position

	31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Goodwill and other intangible assets	1,467	(500)	967
Deferred tax assets	56	19	75
Contract costs	—	51	51
Contract assets	—	241	241
Other non-current assets	813	—	813

Total non-current assets	2,336	(189)	2,147

Contract costs	—	7	7
Contract assets	—	17	17
Other current assets	839	—	839

Total current assets	839	24	863

Total assets	3,175	(165)	3,010

Loyalty programme liability	(343)	343	—
Trade and other payables	(768)	171	(597)
Deferred revenue	—	(490)	(490)
Other current liabilities	(193)	—	(193)

Total current liabilities	(1,304)	24	(1,280)

Loyalty programme liability	(417)	417	—
Trade and other payables	(121)	85	(36)
Deferred revenue	—	(867)	(867)
Deferred tax liabilities	(157)	56	(101)
Other non-current liabilities	(2,027)	—	(2,027)
Total non-current liabilities	(2,722)	(309)	(3,031)

Total liabilities	(4,026)	(285)	(4,311)

Net liabilities	(851)	(450)	(1,301)

Equity share capital	154	—	154
Capital redemption reserve	10	—	10
Shares held by employee share trusts	(5)	—	(5)
Other reserves	(2,874)	—	(2,874)
Fair value reserve	79	—	79
Currency translation reserve	373	4	377
Retained earnings	1,405	(454)	951

IHG shareholders’ equity	(858)	(450)	(1,308)

Non-controlling interest	7	—	7

Total equity	(851)	(450)	(1,301)

Impact of IFRS 15 on the Group statement of cash flows

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Profit for the year	593	(52)	541
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	263	45	308
Cash flow from operations before contract acquisition costs	856	(7)	849
Contract acquisition costs, net of repayments	—	(57)	(57)

Cash flow from operations	856	(64)	792

Interest paid	(76)	7	(69)
Interest received	1	—	1
Tax paid on operating activities	(147)	—	(147)

Net cash from operating activities	634	(57)	577

Purchase of intangible assets	(229)	57	(172)
Other cash flows from investing activities	(34)	—	(34)

Net cash from investing activities	(263)	57	(206)

Net cash from financing activities	(446)	—	(446)

Net movement in cash and cash equivalents in the year	(75)	—	(75)

Cash and cash equivalents at beginning of the year	117	—	117
Exchange rate effects	16	—	16

Cash and cash equivalents at end of the year	58	—	58

Impact of IFRS 15 on basic and diluted earnings per ordinary share

	Year ended 31 December 2017
	As previously reported cents	IFRS 15 adoption cents	As restated cents
Basic earnings per ordinary share	306.7	(26.9)	279.8
Diluted earnings per ordinary share	305.2	(26.8)	278.4

Amendment to IFRS 2 [member]
Statement [LineItems]
Adoption of new accounting standards and other presentational changes

Amendments to IFRS 2

From 1 January 2018 the Group has applied Amendments to IFRS 2 ‘Classification and Measurement of Share-Based Payment Transactions’. The amendments address the effects of vesting conditions on the measurement of cash-settled share-based payment transactions; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity-settled. Adoption of this amendment has had no impact on the Financial Statements.